Note 10 - Stock-Based Compensation (Details Textual) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 04, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2011
Employee Stock Option [Member] | Sun BioPharma, Inc. 2016 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Common Stock, Capital Shares Reserved for Future Issuance	15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0
Employee Stock Option [Member] | Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	0 years	0 years
Employee Stock Option [Member] | Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years	2 years
Employee Stock Option [Member] | Sun BioPharma, Inc. 2011 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Sun BioPharma, Inc. 2011 Stock Option Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance		5,722,264				14,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	3,163,600	3,463,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Common Stock, Capital Shares Reserved for Future Issuance		14,202,531
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		3,463,600	5,043,600	5,487,752	6,851,352